Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Restricted Cash

	June 30, 2024	December 31, 2023
Cash restricted by asset-backed securitizations	$54,618	$35,870
Other restricted cash	358	382
Total restricted cash	$54,976	$36,252
Classified as:
Current asset	$18,602	$11,195
Non-current asset	36,374	25,057
Total	$54,976	$36,252